Filed pursuant to Rule 497(e)

File Nos. 333-249784 and 811-23615

PERPETUAL AMERICAS FUNDS TRUST

BARROW HANLEY CONCENTRATED EMERGING MARKETS ESG OPPORTUNITIES FUND

BARROW HANLEY CREDIT OPPORTUNITIES FUND

BARROW HANLEY EMERGING MARKETS VALUE FUND

BARROW HANLEY FLOATING RATE FUND

BARROW HANLEY INTERNATIONAL VALUE FUND

BARROW HANLEY TOTAL RETURN BOND FUND

BARROW HANLEY US VALUE OPPORTUNITIES FUND

Supplement dated July 15, 2026

to the Prospectus dated February 1, 2026, as amended

I.	Barrow Hanley Total Return Bond Fund Portfolio Manager Change:

Effective July 31, 2026, Scott McDonald will no longer serve as portfolio manager of the Barrow Hanley Total Return Bond Fund (the “Fund”). Effective July 31, 2026, all references to Scott McDonald in the Prospectus are hereby deleted.

Effective July 31, 2026, Shannon Hogan is added as a portfolio manager of the Fund. Accordingly, effective July 31, 2026, the following changes are made to the Prospectus.

Within the Prospectus, the Fund Summary relating to the Fund, under the subsection “Portfolio Management—Portfolio Managers” is deleted in its entirety and replaced with the following:

Portfolio Managers

Deborah Petruzzelli	Shannon Hogan, CFA	Justin Martin, CFA	Matt Routh, CFA
Managing Director, Fixed Income Portfolio Manager and Analyst	Managing Director, Fixed Income Portfolio Manager and Analyst	Director, Fixed Income Portfolio Manager and Analyst	Director, Fixed Income Portfolio Manager and Analyst
Length of Service: Since 2022*	Length of Service: Since 2026	Length of Service: Since 2022*	Length of Service: Since 2022*

*Length of Service includes portfolio management services provided to the Total Return Bond Predecessor Fund, which reorganized into the Fund on August 18, 2024.

The following biographical information is added in the subsection “Management of the Funds—Portfolio Management” in the Prospectus.

Shannon Hogan, CFA

Portfolio Manager

Barrow Hanley Total Return Bond Fund

Ms. Hogan joined Barrow Hanley in 2014 and is a Portfolio Manager and Analyst on the Firm’s Fixed Income strategies. She is a structured securities analyst and is responsible for the quantitative analysis of asset-backed securities, commercial mortgage-backed securities, and residential mortgage-backed securities. Ms. Hogan previously worked at Deloitte, performing valuations of business entities, financial assets, and intangible assets. She earned her MBA from Southern Methodist University and her BBA from the University of Texas.

II.	Updated Website Address:

Effective July 15, 2026, the reference to “www.perpetual.com” on the back cover page of the Prospectus as the web location to obtain free copies of the SAI and annual and semi-annual reports is replaced with “https://connect.rightprospectus.com/BarrowHanley”.

This Supplement should be retained for future reference.

Filed pursuant to Rule 497(e)

File Nos. 333-249784 and 811-23615

PERPETUAL AMERICAS FUNDS TRUST

TSW CORE PLUS BOND FUND

TSW EMERGING MARKETS FUND

TSW HIGH YIELD BOND FUND

TSW LARGE CAP VALUE FUND

(together, the “Funds”)

Supplement dated July 15, 2026 to the Prospectus dated February 1, 2026, as amended

Effective July 15, 2026, the reference to “www.perpetual.com” on the back cover page of the Prospectus as the web location to obtain free copies of the SAI and annual and semi-annual reports is replaced with “https://connect.rightprospectus.com/TSW”.

This Supplement should be retained for future reference.

Filed pursuant to Rule 497(e)

File Nos. 333-249784 and 811-23615

PERPETUAL AMERICAS FUNDS TRUST

BARROW HANLEY CONCENTRATED EMERGING MARKETS ESG OPPORTUNITIES FUND

BARROW HANLEY CREDIT OPPORTUNITIES FUND

BARROW HANLEY EMERGING MARKETS VALUE FUND

BARROW HANLEY FLOATING RATE FUND

BARROW HANLEY INTERNATIONAL VALUE FUND

BARROW HANLEY TOTAL RETURN BOND FUND

BARROW HANLEY US VALUE OPPORTUNITIES FUND

(together, the “Barrow Hanley Funds”)

TSW CORE PLUS BOND FUND

TSW EMERGING MARKETS FUND

TSW HIGH YIELD BOND FUND

TSW LARGE CAP VALUE FUND

(together, the “TSW Funds”)

Supplement dated July 15, 2026 to the Statement of Additional Information (“SAI”) dated February 1, 2026, as amended

I.	Barrow Hanley Total Return Bond Fund Portfolio Manager Change:

Effective July 31, 2026, Scott McDonald will no longer serve as portfolio manager of the Barrow Hanley Total Return Bond Fund (the “Fund”). Effective July 31, 2026, all references to Scott McDonald in the Fund’s SAI are hereby deleted.

Effective July 31, 2026, Shannon Hogan is added as a portfolio manager of the Fund. Accordingly, effective July 31, 2026, the following changes are made to the SAI of the Fund.

The subsections “Portfolio Manager Holdings” and “Other Portfolio Manager Information” under “Investment Advisory and Other Services” in the SAI are hereby revised to indicate that Shannon Hogan has been added as a portfolio manager of the Fund. Information regarding other accounts managed by Shannon Hogan as well as her ownership of securities of the Funds, each as of June 30, 2026, is provided below.

Barrow Hanley Total Return Bond Fund	Individual(s)	Dollar Range of Equity Securities
	Shannon Hogan	None

Shannon Hogan, Portfolio Manager, Barrow Hanley Total Return Bond Fund

	Number of Accounts		Assets Under Management (in millions)
Account Type	Total	Subject to a Performance Fee	Total	Subject to a Performance Fee

Registered Investment Companies	1	0	$44.3	$0
Other Pooled Investment Vehicles	1	0	$17.6	$0
Other Accounts	8	0	$586.4	$0
Total	10	0	$630.4	$0

II.	Disclosure of Portfolio Holdings – Barrow Hanley Funds:

Effective July 15, 2026, the first sentence of the third paragraph under “DISCLOSURE OF PORTFOLIO HOLDINGS – Barrow Hanley Funds” on page 74 of the SAI is deleted in its entirety and replaced with the following:

In addition to the quarterly portfolio holdings disclosure required by applicable law, within 30 days of the end of each month, each Barrow Hanley Fund will post its holdings on the internet. To view the holdings, visit https://www.barrowhanley.com/us/intermediary/mutual-funds-index, click the desired Barrow Hanley Fund and then click “Holdings” under “Key Documents”.

III.	Disclosure of Portfolio Holdings – TSW Funds:

Effective July 15, 2026, the TSW Funds will make publicly available their complete listing of month-end holdings 20 calendar days after each month-end. Accordingly, effective July 15, 2026, the first paragraph under “DISCLOSURE OF PORTFOLIO HOLDINGS – TSW Funds” beginning on page 75 of the SAI is deleted in its entirety and replaced with the following:

Month-end holdings for each TSW Fund are available at https://connect.rightprospectus.com/TSW 20 calendar days after each month-end.

This Supplement should be retained for future reference.